Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,993,018)	$ (2,506,775)	$ (3,393,975)	$ (3,931,889)	$ (5,678,418)	$ (7,912,512)
Other comprehensive loss (gain):
Foreign currency translation adjustments	357,078	(909,557)	365,417	(1,195,166)	(2,314,409)	(336,568)
Comprehensive loss	(1,635,940)	(3,416,332)	(3,028,558)	(5,127,055)	$ (7,992,827)	$ (8,249,080)
Comprehensive loss attributable to non-controlling interests	46,409		46,409
Comprehensive loss attributable to controlling interests	$ (1,589,531)	$ (3,416,332)	$ (2,982,149)	$ (5,127,055)